LORD ABBETT SECURITIES TRUST
                                767 Fifth Avenue
                            New York, New York 10153




                                                              March 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Lord Abbett Securities Trust (the AFund@)
         1933 Act File No. 33-58846
         1940 Act File No. 811-7538

Gentlemen:

         Pursuant to paragraph (j) of Rule 497 and the requirements of the current EDGAR Filer Manual and Regulation S-T, we certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement (Post-Effective Amendment No. 19) which was filed electronically February 27, 1998.

         I trust the above is sufficient for your purposes.

                                                              Very truly yours,



                                                              Thomas F. Konop
                                                              Vice President